UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22260

RMR ASIA PACIFIC REAL ESTATE FUND

(Exact name of registrant as specified in charter)

TWO NEWTON PLACE, 255 WASHINGTON STREET, SUITE 300

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent	Copy to:
for Service of Process)
Michael K. Hoffman, Esq.
Adam D. Portnoy, President	Skadden, Arps, Slate, Meagher & Flom LLP
RMR Asia Pacific Real Estate Fund	4 Times Square
Two Newton Place	New York, New York 10036-6522
255 Washington Street, Suite 300
Newton, Massachusetts 02458	Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Investment Company Report

NEW WORLD DEV LTD

Security	Y63084126	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	20-Jul-2010

ISIN	HK0017000149	Agenda	702536422 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Approve the Disposal as specified in the Circular, pursuant to the terms and conditions of the SP Agreements as specified in the Circular and all the transactions contemplated thereunder	Management	For	For

THE LINK REAL ESTATE INVESTMENT TRUST

Security	Y5281M111	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	28-Jul-2010

ISIN	HK0823032773	Agenda	702532311 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To note the audited financial statements of The Link Real Estate Investment-Trust ‘The Link REIT’ together with the Auditors’ report for the FYE 31 MAR-2010	Non-Voting

2	To note the appointment of Auditors of The Link REIT and the fixing of their-remuneration	Non-Voting

3.A	Re-appoint Mr. William CHAN Chak Cheung as a Director of the Link Management Limited, as Manager of the Link Reit	Management	For	For

3.B	Re-appoint Mr. David Charles WATT as a Director of the Link Management Limited, as Manager of the Link Reit	Management	For	For

3.C	Re-appoint Mr. Andy CHEUNG Lee Ming as a Director of the Link Management Limited, as Manager of the Link Reit	Management	For	For

4.A	Re-elect Mr. Nicholas Robert SALLNOW-SMITH as a Director of the Manager	Management	For	For

4.B	Re-elect Mr. Ian Keith GRIFFITHS as a Director of the Manager	Management	For	For

4.C	Re-elect Professor Richard WONG Yue Chim as a Director of the Manager	Management	For	For

5	Authorize the Manager to repurchase units of the Link Reit	Management	For	For

STOCKLAND, SYDNEY NSW

Security	Q8773B105	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	19-Oct-2010

ISIN	AU000000SGP0	Agenda	702615040 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and consider: 1) Financial Report 2) Director’s report 3) Auditor’s report for Stockland for the year ended 30 June 2010	Non- voting

2	Election of Carol Schwartz as a Director	Management	For	For

3	Re-elect Duncan Boyle as a Director	Management	For	For

4	Re-elect Barry Neil as a Director	Management	For	For

5	Re-elect Graham Bradley as a Director	Management	For	For

6	Approve the remuneration report	Management	For	For

7	Approve the grant of Performance Rights to Managing Director	Management	For	For

HANG LUNG PPTYS LTD

Security	Y30166105	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	20-Oct-2010

ISIN	HK0101000591	Agenda	702628883 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and reports of the Directors and Auditors for the YE 30 JUN 2010	Management	For	For

2.	Declare a final dividend	Management	For	For

3.A	Re-elect Mr. Dominic Chiu Fai Ho as a Director	Management	For	For

3.B	Re-elect Mr. Ronnie Chichung Chan as a Director	Management	For	For

3.C	Re-elect Mr. Philip Nan Lok Chen as a Director	Management	For	For

3.D	Re-elect Mr. William Pak Yau Ko as a Director	Management	For	For

3.E	Re-elect Mr. Henry Tze Yin Yiu as a Director	Management	For	For

3.F	Re-elect Mr. Hau Cheong Ho as a Director	Management	For	For

3.G	Authorize the Board of Directors to fix Directors’ fees	Management	For	For

4.	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix Auditors’ remuneration	Management	For	For

5.	Authorize the Directors to purchase the Company’s shares	Management	For	For

6.	Authorize the Directors to issue additional shares	Management	For	For

7.	Approve the addition of repurchased shares to be included under the general mandate in Resolution no. 6	Management	For	For

ORIX JREIT INC.

Security	J8996L102	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	26-Oct-2010

ISIN	JP3040880001	Agenda	702614822 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Amend Articles to: Approve Minor Revisions, Establish Articles Related to Supplementary Executive Director	Management	For	For

2	Appoint a Supplementary Executive Director	Management	For	For

DEXUS PROPERTY GROUP

Security	Q3190P100	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-Oct-2010

ISIN	AU000000DXS1	Agenda	702619238 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Appointment of Stewart F. Ewen OAM as an Independent Director	Management	For	For

2	Adopt the remuneration report	Management	For	For

GOODMAN GROUP, SYDNEY NSW

Security	Q4229W108	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	29-Oct-2010

ISIN	AU000000GMG2	Agenda	702623198 - Management

Item	Proposal	Type	Vote	For/Against Management

CMMT	Please note that the below resolution is for both Company and the Trust	Non-Voting

1

That approval is given for the Moorabbin Proposal, including the issue of 225,384,615 Stapled Securities to the Vendors at an issue price of 65 cents each as part consideration for the acquisition by Goodman Group of the Moorabbin Units, on the terms set out in the Explanatory Memorandum for the purposes of Listing Rule 10.11 and for all other purposes

		Management	For	For

CHINA RES LD LTD

Security	G2108Y105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	01-Nov-2010

ISIN	KYG2108Y1052	Agenda	702640245 - Management

Item	Proposal	Type	Vote	For/Against Management

1

To consider and approve the conditional sale and purchase agreement (the “Sale and Purchase Agreement”) dated September 20, 2010 entered into between Central New Investments Limited and the Company in relation to, among other matters, the Acquisition (as defined in the circular (the “Circular”) of the Company to its shareholders dated October 13, 2010) and all the transactions contemplated pursuant to the Sale and Purchase Agreement including but not limited to the allotment and issue to Central New Investments Limited (or as it may direct) of 348,239,279 ordinary shares of HKD 0.10 each in the share capital of the Company at the issue price of HKD 15.8827 each credited as fully paid up and ranking pari passu with the existing issued shares of the Company (“Consideration Shares”) pursuant to the Sale and Purchase Agreement; and to authorise any one director of the Company or any other person authorised by the board of directors of the Company from time to time to sign, execute, perfect and deliver and where required, affix the common seal of the Company to, all such documents, instruments and deeds, and do all such actions which are in his opinion necessary, appropriate, desirable or-expedient for the implementation and completion of the Sale and Purchase-Agreement, the allotment and issue of the Consideration Shares to Central New Investments Limited (or as it may direct) and all other transactions contemplated under or incidental to the Sale and Purchase Agreement and all other matters incidental thereto or in connection therewith and to agree to-the variation and waiver of any of the matters relating thereto that are, in his opinion, appropriate, desirable or expedient in the context of the Acquisition and are in the best interests of the Company

		Management	For	For

2

To consider and approve the provision of construction services, decoration services and furniture services framework agreement (the “Provision of Construction Services, Decoration Services and Furniture Services Framework Agreement”) dated September 20, 2010 entered into between the Company and China Resources (Holdings) Company Limited in relation to, among other matters, the Continuing Connected Transactions (as defined in the

		Management	For	For

Circular) and all the transactions contemplated pursuant to the Provision of Construction Services, Decoration Services and Furniture Services Framework Agreement, including the Construction Caps, Decoration Caps and the Furniture Caps (as respectively defined in the Circular); and to authorise any one director of the Company or any other person authorised by the board of directors of the Company from time to time to sign, execute, perfect and deliver and where required, affix the common seal of the Company to, all such documents, instruments and deeds, and do all such actions which are in his opinion necessary, appropriate, desirable or expedient for the implementation and completion of the Provision of Construction Services, Decoration Services and Furniture Services Framework Agreement and all other transactions contemplated under or incidental to the Provision of Construction Services, Decoration Services and Furniture Services Framework Agreement and all other matters incidental thereto or in connection therewith and to agree to the variation and waiver of any of the matters relating thereto that are, in his-opinion, appropriate, desirable or expedient in the context of the Continuing-Connected Transactions and are in the best interests of the Company

CHARTER HALL GROUP

Security	Q2308A138	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	10-Nov-2010

ISIN	AU000000CHC0	Agenda	702633101 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Re-election of Mr. Colin McGowan	Management	For	For

2	Re-election of Mr. Cedric Fuchs	Management	For	For

3	Election of Ms. Anne Brennan	Management	For	For

4	Adoption of remuneration report	Management	For	For

5	Remuneration of Non-Executive Directors	Management	For	For

6	Issue of options and performance rights to Mr. David Southon	Management	For	For

7	Issue of options and performance rights to Mr. David Harrison	Management	For	For

8	Issue of options and performance rights to Mr. Cedric Fuchs	Management	For	For

9	Ratification of the Issue of performance rights and options during the preceding 12 months	Management	For	For

10	Approve the Performance Rights and Options Plan	Management	For	For

11	Approval of security consolidation	Management	For	For

MIRVAC GROUP

Security	Q62377108	Meeting Type	MIX

Ticker Symbol		Meeting Date	11-Nov-2010

ISIN	AU000000MGR9	Agenda	702632072 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and consider: 1) Financial Report 2) Director’s report 3) Auditor’s report for Mirvac Limited for the year ended 30 June 2010	Non-voting

2.1	Re-elect James MacKenzie as a Director of Mirvac	Management	For	For

2.2	Elect James Millar as a Director of Mirvac	Management	For	For

2.3	Elect John Mulcahy as a Director of Mirvac	Management	For	For

3	Adopt the Remuneration Report of Mirvac	Management	For	For

4	Amend the Constitution of Mirvac	Management	For	For

5	Amend the Constitution of MPT	Management	For	For

6.1	Approve the issue of securities under the Mirvac Group Long Term Performance Plan	Management	For	For

6.2	Approve the issue of securities under the Mirvac Group General Employee Exemption Plan	Management	For	For

7	Approve the participation by the Managing Director in the Mirvac Group Long Term Performance Plan	Management	For	For

8.1	Approve the issue of 1,001,040 stapled securities under the Mirvac Group General Employee Exemption Plan in December 2009	Management	For	For

8.2	Approve the issue of 250,000,000 stapled securities under an institutional placement made by Mirvac Group in April 2010	Management	For	For

NEW WORLD DEV LTD

Security	Y63084126	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	24-Nov-2010

ISIN	HK0017000149	Agenda	702657492 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To consider and adopt the audited statement of accounts and the reports of the Directors and the Independent Auditors for the year ended 30 June 2010	Management	For	For

2	To declare a final dividend	Management	For	For

3.i	To re-elect Dato’ Dr. Cheng Yu-Tung as director	Management	For	For

3.ii	To re-elect Mr. Ho Hau-Hay, Hamilton as director	Management	For	For

3.iii	To re-elect Mr. Lee Luen-Wai, John as director	Management	For	For

3.iv	To re-elect Mr. Liang Cheung-Biu, Thomas as director	Management	For	For

3.v	To re-elect Mr. Cheng Chi-Kong, Adrian as director	Management	For	For

3.vi	To re-elect Mr. Cheng Chi-Heng as director	Management	For	For

3.vii	To authorize the Board of Directors to fix the remuneration of Directors	Management	For	For

4	To re-appoint Joint Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5	Ordinary resolution in item no. 5 of the notice of annual general meeting. (to approve a general mandate to the Directors to repurchase shares not exceeding 10% of the existing issued share capital)	Management	For	For

6	Ordinary resolution in item no. 6 of the notice of Annual General Meeting. (to approve a general mandate to the Directors to issue shares not exceeding 20% of the existing issued share capital)	Management	For	For

7

Ordinary resolution in item no. 7 of the notice of Annual General Meeting. (to extend the general mandate to be given to the Directors to issue shares by the addition thereto the shares repurchased by the Company)

		Management	For	For

GOODMAN GROUP, SYDNEY NSW

Security	Q4229W108	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	30-Nov-2010

ISIN	AU000000GMG2	Agenda	702664384 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Election of a Director - Mr. Phillip Pryke	Management	For	For

2	Adoption of the Remuneration Report	Management	For	For

3	Approval of issue of Stapled Securities as a distribution on the Exchangeable Hybrid Securities	Management	For	For

SUN HUNG KAI PROPERTIES LTD, HONG KONG

Security	Y82594121	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	02-Dec-2010

ISIN	HK0016000132	Agenda	702666097 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and consider the audited financial statements and the reports of the Directors and auditors for the year ended 30 June 2010	Management	For	For

2	To declare the final dividend	Management	For	For

3.i.a	To re-elect Dr. Fung Kwok Lun, William as Director	Management	For	For

3.i.b	To re-elect Dr. Lee Shau Kee as Director	Management	For	For

3.i.c	To re-elect Mr. Wong Yick -Kam, Michael as Director	Management	For	For

3.i.d	To re-elect Mr. Kwok Ping -Luen, Raymond as Director	Management	For	For

3.i.e	To re-elect Mr. Chan Kai -Ming as Director	Management	For	For

3.i.f	To re-elect Mr. Chan Kui- Yuen, Thomas as Director	Management	For	For

3.i.g	To re-elect Mr. Kwong Chun as Director	Management	For	For

3.ii

To fix Directors’ fees. The proposed fees to be paid to each Director, each Vice Chairman and the Chairman for the financial year ending 30 June 2011 are HKD 100,000, HKD 110,000 and HKD 120,000 respectively

		Management	For	For

4	To re-appoint auditors and to authorise the Board of Directors to fix their remuneration	Management	For	For

5	To grant a general mandate to the Directors to repurchase shares Ordinary Resolution No. 5 as set out in the notice of the AGM	Management	For	For

6	To grant a general mandate to the Directors to issue new shares Ordinary Resolution No. 6 as set out in the notice of the AGM	Management	For	For

7	To extend the general mandate to issue new shares by adding the number of shares repurchased Ordinary Resolution No. 7 as set out in the notice of the AGM	Management	For	For

INVESTA OFFICE FUND

Security	Q49560107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	14-Dec-2010

ISIN	AU000000IOF6	Agenda	702716955 - Management

Item	Proposal	Type	Vote	For/Against Management

1	THERE ARE NO RESOLUTIONS TO BE VOTED ON AT THIS MEETING	Non-Voting

CHINA RES LD LTD

Security	G2108Y105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	23-Dec-2010

ISIN	KYG2108Y1052	Agenda	702728164 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To approve the Master Lending Agreements and the annual caps for the maximum aggregate amount which can be lent at any time from the Company together with its subsidiaries thereunder	Management	For	For

POLY (HONG KONG) INVESTMENTS LTD

Security	Y70620102	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	30-Dec-2010

ISIN	HK0119000674	Agenda	702732288 - Management

Item	Proposal	Type	Vote	For/Against Management

a	To approve, ratify and confirm the renewal of the Financial Framework Agreement (as defined in the circular of the Company dated 14 December 2010 (“Circular”)	Management	For	For

b	To approve the proposed annual caps in relation to the deposits and the secured loan financing for the three years ending on 31 December 2013	Management	For	For

c	To approve, ratify and confirm the renewal of the Construction Agreement (as defined in the Circular)	Management	For	For

d	To approve the proposed annual caps in relation to the construction fee for the two years ending on 31 December 2012	Management	For	For

KERRY PPTYS LTD HONG KONG

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	16-Feb-2011

ISIN	BMG524401079	Agenda	702767926 - Management

Item	Proposal	Type	Vote	For/Against Management

1

To confirm, ratify and approve the Agreements and the Transactions (both as defined in the circular of the Company dated 21 January 2011) and to authorise the board of directors of the Company to take all such actions as it considers necessary or desirable to implement and give effect to the Agreements and the Transactions

		Management	For	For

KERRY PPTYS LTD HONG KONG

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	16-Feb-2011

ISIN	BMG524401079	Agenda	702772321 - Management

Item	Proposal	Type	Vote	For/Against Management

1

To confirm, ratify and approve the Master Joint Venture Agreement and the Transactions (both as defined in the circular of the Company dated 26 January 2011) and to authorise the board of directors of the Company to take all such actions as it considers necessary or desirable to implement and give effect to the Master Joint Venture Agreement and the Transactions

		Management	For	For

NIPPON BUILDING FUND INC.

Security	J52088101	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	10-Mar-2011

ISIN	JP3027670003	Agenda	702749435 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Amend Articles to: Approve Minor Revisions Related to the New Commercial Code and the other Securities Investment Trust Investment Laws, Allow Electronic Records for BOD Resolution	Management	For	For

2.1	Appoint an Executive Director	Management	For	For

2.2	Appoint an Executive Director	Management	For	For

3.1	Appoint a Supervisory Director	Management	For	For

3.2	Appoint a Supervisory Director	Management	For	For

3.3	Appoint a Supervisory Director	Management	For	For

4	Appoint a Substitute Supervisory Director	Management	For	For

K-REAL ESTATE INVESTMENT TRUST ASIA

Security	Y4964V118	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	15-Apr-2011

ISIN	SG1T22929874	Agenda	702861130 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and adopt the Trustee’s Report, the Manager’s Statement, the Audited Financial Statements of K-REIT Asia for the financial year ended 31 December 2010 and the Auditors’ Report thereon	Management	For	For

2	To re-appoint Ernst & Young LLP as Auditors of K-REIT Asia and authorise the Manager to fix the Auditors’ remuneration	Management	For	For

3	To authorise the Manager to issue Units and to make or grant convertible instruments	Management	For	For

4	To transact such other business as may be transacted at an Annual General Meeting	Management	Abstain	For

CAPITALAND LTD

Security	Y10923103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	25-Apr-2011

ISIN	SG1J27887962	Agenda	702861128 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and adopt the Directors’ Report and Audited Financial Statements for the year ended 31 December 2010 and the Auditors’ Report thereon	Management	For	For

2	To declare a first and final 1-tier dividend of SGD0.06 per share for the year ended 31 December 2010	Management	For	For

3	To approve Directors’ fees of SGD1,409,220 for the year ended 31 December 2010 (2009: SGD1,183,331)	Management	For	For

4(a)

To re-appoint the following Director, who are retiring under Section 153(6) of the Companies Act, Cap. 50 of Singapore (the “Companies Act”), to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Dr Hu Tsu Tau

		Management	For	For

4(b)

To re-appoint the following Director, who are retiring under Section 153(6) of the Companies Act, Cap. 50 of Singapore (the “Companies Act”), to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Mr Richard Edward Hale

		Management	For	For

5(a)

To re-elect the following Director, who are retiring by rotation pursuant to Article 95 of the Articles of Association of the Company and who, being eligible, offer themselves for re-election: Mr James Koh Cher Siang

		Management	For	For

5(b)

To re-elect the following Director, who are retiring by rotation pursuant to Article 95 of the Articles of Association of the Company and who, being eligible, offer themselves for re-election: Mrs Arfat Pannir Selvam

		Management	For	For

6	To re-elect Mr Simon Claude Israel, a Director who is retiring pursuant to Article 101 of the Articles of Association of the Company and who, being eligible, offers himself for re-election	Management	For	For

7	To re-appoint Messrs KPMG LLP as Auditors of the Company and to authorise the Directors to fix their remuneration	Management	For	For

8	To transact such other ordinary business as may be transacted at an Annual General Meeting of the Company	Management	Abstain	For

9A

That pursuant to Section 161 of the Companies Act, authority be and is hereby given to the Directors of the Company to: (a) (i) issue shares in the capital of the Company (“shares”) whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, “Instruments”) that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and (b) (notwithstanding the authority conferred by this Resolution may have ceased to be in force) issue shares in pursuance of any Instrument made or granted by the Directors

		Management	For	For

while this Resolution was in force, provided that: (1) the aggregate-number of shares to be issued pursuant to this Resolution (including shares-to be issued in pursuance of Instruments made or granted pursuant to this-Resolution) does not exceed fifty per cent. (50%) of the total number of-issued shares (excluding treasury shares) in the capital of the Company (as-calculated in accordance with sub-paragraph (2) below), of which the-aggregate number of shares to be issued other than on a pro rata basis to-shareholders of the Company (including shares to be issued in pursuance of-Instruments made or granted pursuant to this Resolution) does not exceed ten-per cent. (10%) of the total number of issued shares (excluding treasury-shares) in the capital of the Company (as calculated in accordance with-subparagraph (2) below); (subject to such manner of calculation as may be prescribed by the-Singapore Exchange Securities Trading Limited (“SGX-ST”)) for the purpose of-determining the aggregate number of shares that may be issued under-subparagraph (1) above, the total number of issued shares (excluding treasury-shares) shall be based on the total number of issued shares (excluding-treasury shares) in the capital of the Company at the time this Resolution is-passed, after adjusting for: (i) new shares arising from the conversion or-exercise of any convertible securities or share options or vesting of share-awards which are outstanding or subsisting at the time this Resolution is-passed; and (ii) any subsequent bonus issue, consolidation or subdivision of-shares; (3) in exercising the authority conferred by this Resolution, the-Company shall comply with the provisions of the Listing Manual of the SGX-ST for the-time being in force (unless such compliance has been waived by the SGX-ST)-and the Articles of Association for the time being of the Company; and (4)-(unless revoked or varied by the Company in general meeting) the authority-conferred by this Resolution shall continue in force until the conclusion of-the next Annual General Meeting of the Company or the date by which the next-Annual General Meeting of the Company is required by law to be held,-whichever is the earlier

9B

That the Directors of the Company be and are hereby authorised to: (a) grant awards in accordance with the provisions of the CapitaLand Performance Share Plan 2010 (the “Performance Share Plan”) and/or the CapitaLand Restricted Share Plan 2010 (the “Restricted Share Plan”); and (b) allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the vesting of awards under the Performance Share Plan and/or the Restricted Share Plan, provided that the aggregate number of shares to be issued, when aggregated with existing shares (including-treasury shares and cash equivalents) delivered and/or to be delivered-pursuant to the Performance Share Plan, the Restricted Share Plan and all-shares, options or awards granted under any other share schemes of the-Company then in force, shall not exceed eight per cent. (8%) of the total-number of issued shares (excluding treasury shares) in the capital of the-Company from time to time

	Management	For	For

9C

That: (a) for the purposes of Sections 76C and 76E of the Companies Act, the exercise by the Directors of the Company of all the powers of the Company to purchase or otherwise acquire ordinary shares in the capital of the Company (“ordinary shares”) not exceeding in aggregate the Maximum Limit (as hereafter defined), at such price or prices as may be determined by the Directors of the Company from time to time up to the Maximum

	Management	For	For

Price (as hereafter defined), whether by way of: (i) market purchase(s) on the SGX-ST and/or any other stock exchange on which the ordinary shares may for the time being be listed and quoted (“Other Exchange”); and/or (ii) off-market purchase(s) (if effected otherwise than on the SGX-ST or, as the case may be, Other Exchange) in accordance with any equal access scheme(s) as may be determined or formulated by the Directors of the Company as they consider fit, which scheme(s)-shall satisfy all the conditions prescribed by the Companies Act, and-otherwise in accordance with all other laws and regulations and rules of the-SGX-ST or, as the case may be, Other Exchange as may for the time being be-applicable, be and is hereby authorised and approved generally and-unconditionally (the Share Purchase Mandate); (b) unless varied or revoked by-the Company in general meeting, the authority conferred on the Directors of-the Company pursuant to the Share Purchase Mandate may be exercised by the-Directors of the Company at any time and from time to time during the period-commencing from the date of the passing of this Resolution and expiring on-the earlier of: (i) the date on which the next Annual General Meeting of the-Company is held; and (ii) the date by which the next Annual General Meeting of the-Company is required by law to be held; (c) in this Resolution: “Average-Closing Price” means the average of the last dealt prices of an ordinary-share for the five consecutive Market Days on which the ordinary shares are-transacted on the SGX-ST or, as the case may be, Other Exchange immediately-preceding the date of market purchase by the Company or, as the case may be,-the date of the making of the offer pursuant to the off-market purchase, and-deemed to be adjusted in accordance with the listing rules of the SGX-ST for-any corporate action which occurs after the relevant five-day period; “date-of the making of the offer” means the date on which the Company makes an-offer for the purchase or acquisition of ordinary shares from shareholders,-stating therein the purchase price (which shall not be more than the Maximum Price) for-each ordinary share and the relevant terms of the equal access scheme for-effecting the off-market purchase; “Market Day” means a day on which the-SGX-ST is open for trading in securities; “Maximum Limit” means that number-of ordinary shares representing two per cent. (2%) of the issued ordinary-shares as at the date of the passing of this Resolution (excluding any-ordinary shares which are held as treasury shares); and “Maximum Price” in-relation to an ordinary share to be purchased or acquired, means the purchase-price (excluding brokerage, commission, applicable goods and services tax and-other related expenses) which shall not exceed: (i) in the case of a market-purchase of an ordinary share, one hundred and five per cent. (105%) of the-Average Closing Price of the ordinary shares; and (ii) in the case of an-off-market purchase of an ordinary share pursuant to an equal access scheme,-one hundred and ten per cent. (110%) of the Average Closing Price of the-ordinary shares; and (d) the Directors of the Company and/or any of them be-and are hereby authorised to complete and do all such acts and things-(including executing such documents as may be required) as they and/or he may-consider expedient or necessary to give effect to the transactions-contemplated and/or authorised by this Resolution

CHAMPION REAL ESTATE INVESTMENT TRUST

Security	Y1292D109	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-Apr-2011

ISIN	HK2778034606	Agenda	702901251 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To approve the grant of a general mandate to the Reit Manager to repurchase Units not exceeding 10% of the issued Units	Management	For	For

SINGAPORE LD LTD

Security	V80978113	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-Apr-2011

ISIN	SG1S69002321	Agenda	702939628 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and adopt the Directors’ Report and Audited Financial Statements for the financial year ended 31 December 2010 and the Auditors’ Report thereon	Management	For	For

2	To declare a first and final dividend of 20 cents per share tax-exempt (one-tier) for the financial year ended 31 December 2010 (2009: 20 cents)	Management	For	For

3	To approve Directors’ fees of SGD 307,438 for the financial year ended 31 December 2010 (2009: SGD 336,500)	Management	For	For

4

To re-elect Mr Alvin Yeo Khirn Hai as a Director who will retire by rotation pursuant to Article 104 of the Articles of Association of the Company and who, being eligible, offers himself for re-election

		Management	For	For

5.a

To re-appoint the Director, each of whom will retire and seek re-appointment under Section 153(6) of the Companies Act, Cap. 50, to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Dr Wee Cho Yaw

		Management	For	For

5.b

To re-appoint the Director, each of whom will retire and seek re-appointment under Section 153(6) of the Companies Act, Cap. 50, to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Dr John Gokongwei, Jr.

		Management	For	For

5.c

To re-appoint the Director, each of whom will retire and seek re-appointment under Section 153(6) of the Companies Act, Cap. 50, to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Mr Tan Boon Teik

		Management	For	For

5.d

To re-appoint the Director, each of whom will retire and seek re-appointment under Section 153(6) of the Companies Act, Cap. 50, to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Mr Hwang Soo Jin

		Management	For	For

5.e

To re-appoint the Director, each of whom will retire and seek re-appointment under Section 153(6) of the Companies Act, Cap. 50, to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Mr Roberto R. Romulo

		Management	For	For

5.f

To re-appoint the Director, each of whom will retire and seek re-appointment under Section 153(6) of the Companies Act, Cap. 50, to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Mr James L. Go

		Management	For	For

5.g

To re-appoint the Director, each of whom will retire and seek re-appointment under Section 153(6) of the Companies Act, Cap. 50, to hold office from the date of this Annual General Meeting until the next Annual General Meeting: Mr Gwee Lian Kheng

		Management	For	For

6	To re-appoint Messrs PricewaterhouseCoopers LLP as Auditors of the Company to hold office until the next Annual General Meeting of the Company and to authorise the Directors to fix their remuneration	Management	For	For

7

That pursuant to Section 161 of the Companies Act, Cap 50, and subject to the listing rules, guidelines and directions (“Listing Requirements”) of the Singapore Exchange Securities Trading Limited (“SGX-ST”), the Directors of the Company be and are hereby authorised to issue: i. shares in the capital of the Company (“Shares”); ii. Convertible securities; iii. Additional convertible securities issued pursuant to adjustments; or iv. Shares arising from the conversion of the securities in (ii) and (iii) above, (whether by way of rights, bonus, or otherwise or pursuant to any offer, agreement or option made or granted by the Directors during the continuance of this authority which would or might require Shares or convertible securities to be issued during the-continuance of this authority or thereafter) at any time, to such persons,-upon such terms and conditions and for such purposes as the Directors may, in-their absolute discretion, deem fit (notwithstanding that the authority-conferred by this Ordinary Resolution may have ceased to be in force),-provided that: a. the aggregate number of Shares and convertible securities-to be issued pursuant to this Ordinary Resolution (including Shares to be-issued in pursuance of convertible securities made or granted pursuant to-this Ordinary Resolution) does not exceed 50% of the total number of issued-Shares (excluding treasury shares) provided that the aggregate number of-Shares to be issued other than on a pro rata basis to Shareholders of the-Company (including Shares to be issued in pursuance of instruments made or-granted pursuant to this Ordinary Resolution) does not exceed 20% of the-total number of issued Shares; b (subject to such other manner of calculation-as may be prescribed by the SGX-ST) for the purpose of determining the-aggregate number of Shares that may be issued under (a) above, the percentage-of issued Shares shall be based on the total number of issued Shares-(excluding treasury shares) at the time of the passing of this Ordinary-Resolution, after adjusting for: (1) any new Shares arising from the-conversion or exercise of convertible securities; (2) (where applicable) any-new Shares arising from exercising share options or vesting of share awards-outstanding or subsisting at the time this Ordinary Resolution is passed,-provided the options or awards were granted in compliance with the Listing Requirements; and-(3) any subsequent bonus issue, consolidation or subdivision of Shares; c. in-exercising the authority conferred by this Ordinary Resolution, the Company-complies with the Listing Requirements (unless such compliance has been-waived by the SGX-ST) and the existing Articles of Association of the-Company; and d. such authority shall, unless revoked or varied by the Company-at a general meeting, continue to be in force until the conclusion of the-next Annual General Meeting of the Company or the date by which the next-Annual General Meeting of the Company is required by law to be held,-whichever is the earlier

		Management	For	For

8	To transact any other ordinary business as may be transacted at an Annual General Meeting of the Company	Management	Abstain	For

CAPITACOMMERCIAL TRUST

Security	Y1091F107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	28-Apr-2011

ISIN	SG1P32918333	Agenda	702960089 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and adopt the Trustee’s Report, the Manager’s Statement, the Audited Financial Statements of CCT for the financial year ended 31 December 2010 and the Auditors’ Report thereon	Management	For	For

2	To re-appoint Messrs KPMG LLP as Auditors of CCT and authorise the Manager to fix the Auditors’ remuneration	Management	For	For

3	To authorise the Manager to issue Units and to make or grant convertible instruments	Management	For	For

4	To transact any other business as may be transacted at an AGM	Management	Abstain	For

KERRY PPTYS LTD HONG KONG

Security	G52440107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	05-May-2011

ISIN	BMG524401079	Agenda	702901528 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To adopt the audited financial statements and the reports of the Directors and the auditor for the year ended 31 December 2010	Management	For	For

2	To declare a final dividend for the year ended 31 December 2010	Management	For	For

3.a	To re-elect Mr. Kuok Khoon Chen, a retiring Director, as a Director	Management	For	For

3.b	To re-elect Mr. Wong Siu Kong, a retiring Director, as a Director	Management	For	For

3.c	To re-elect Mr. Ho Shut Kan, a retiring Director, as a Director	Management	For	For

3.d	To re-elect Ms. Wong Yu Pok, Marina, a retiring Director, as a Director	Management	For	For

4	To fix Directors’ fees (including fees payable to the chairman and members of the Audit Committee and members of the Remuneration Committee)	Management	For	For

5	To re-appoint PricewaterhouseCoopers as auditor and to authorize the Directors to fix its remuneration	Management	For	For

6.A	To grant a general mandate to the Directors to allot, issue and deal with additional Shares not exceeding 20% of the issued share capital of the Company as at the date of passing of this resolution	Management	For	For

6.B	To grant a general mandate to the Directors to repurchase Shares in the capital of the Company not exceeding 10% of the issued share capital of the Company as at the date of passing of this resolution	Management	For	For

6.C	To extend, conditional upon the above resolution 6B being duly passed, the general mandate to allot Shares by adding the aggregate nominal amount of the repurchased Shares to the 20% general mandate	Management	For	For

6.D	To approve and adopt the 2011 Share Option Scheme and to terminate the 2002 Share Option Scheme	Management	For	For

7	To approve the amendments to the Bye-laws of the Company	Management	For	For

POLY (HONG KONG) INVESTMENTS LTD

Security	Y70620102	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	06-May-2011

ISIN	HK0119000674	Agenda	702887300 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and consider the audited financial statements and the reports of the directors and auditors for the year ended 31st December, 2010	Management	For	For

2	To declare a final dividend	Management	For	For

3.a	To re-elect Mr. Wang Xu as a director	Management	For	For

3.b	To re-elect Mr. Han Qing Tao as a director	Management	For	For

3.c	To re-elect Mr. Yao Kang, J.P. as a director	Management	For	For

3.d	To re-elect Ms. Leung Sau Fan, Sylvia as a director	Management	For	For

3.e	To authorise the board of directors to fix the remuneration of the directors	Management	For	For

4	To appoint auditor and to authorise the board of directors to fix their remuneration	Management	For	For

5.A

To grant a general mandate to the directors to issue and allot additional shares not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution

		Management	For	For

5.B

To grant a general mandate to the directors to repurchase shares in the capital of the Company not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution

		Management	For	For

5.C	To extend the general mandate granted to the directors under Resolution No. 5(A) by adding the aggregate nominal amount of the shares repurchased by the Company under Resolution 5(B)	Management	For	For

6	To approve the increase of authorised share capital	Management	For	For

HYSAN DEVELOPMENT CO LTD

Security	Y38203124	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	09-May-2011

ISIN	HK0014000126	Agenda	702891222 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and consider the Statement of Accounts for the year ended 31 December 2010 and the Reports of the Directors and Auditor thereon	Management	For	For

2	To declare a final dividend (together with a scrip alternative) for the year ended 31 December 2010	Management	For	For

3.i	To re-elect Mr. Hans Michael Jebsen	Management	For	For

3.ii	To re-elect Mr. Chien Lee	Management	For	For

3.iii	To re-elect Ms. Irene Yun Lien Lee	Management	For	For

4	To approve revision of annual fees payable to Non-executive Directors (except Independent non-executive Chairman) and members of Audit Committee and Emoluments Review Committee	Management	For	For

5	To re-appoint Messrs. Deloitte Touche Tohmatsu as Auditor of the Company at a fee to be agreed by the Directors	Management	For	For

6

To give Directors a general mandate to issue and dispose of additional shares in the Company not exceeding 10% where the shares are to be allotted wholly for cash, and in any event 20%, of its issued share capital

		Management	For	For

7	To give Directors a general mandate to repurchase shares in the Company not exceeding 10% of its issued share capital	Management	For	For

HONGKONG LAND HOLDINGS LTD

Security	G4587L109	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	11-May-2011

ISIN	BMG4587L1090	Agenda	702997454 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and consider the financial statements and the independent auditors report for the year ended 31st December 2010, and to declare a final dividend	Management	For	For

2	To re-elect Charles Allen-Jones as a director	Management	For	For

3	To re-elect Jenkin Hui as a director	Management	For	For

4	To re-elect Sir Henry Keswick as a director	Management	For	For

5	To re-elect Lord Powell of Bayswater as a director	Management	For	For

6	To fix the directors fee	Management	For	For

7	To re-appoint the auditors and to authorise the directors to fix their remuneration	Management	For	For

8

a. The exercise by the directors during the relevant period (for the purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next annual general meeting, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the company in general meeting) of all powers of the company to allot or issue shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period up to an aggregate nominal amount of USD 77.4 million, be and is hereby generally and unconditionally approved resolution. b. The aggregate nominal amount of share capital allotted or agreed conditionally or-unconditionally to be allotted wholly for cash (whether pursuant to an-option or otherwise) by the directors pursuant to the approval in paragraph-(a), otherwise than pursuant to a rights issue (for the purposes of this-resolution, rights issue being an offer of shares or other securities to-holders of shares or other securities on the register on a fixed record date-in proportion to their then holdings of such shares or other securities or-otherwise in accordance with the rights attaching thereto (subject to such-exclusions or other arrangements as the directors may deem necessary or-expedient in relation to fractional entitlements or legal or practical-problems under the laws of, or the requirements of any recognised regulatory-body or any stock exchange in, any territory)), or upon conversion of the USD-400,000,000 2.75pct guaranteed convertible bonds convertible into fully-paid-shares of the company, shall not exceed USD 11.6 million, and the said-approval shall be limited accordingly

		Management	For	For

9

a. The exercise by the directors of all powers of the company to purchase its own shares, subject to and in accordance with all applicable laws and regulations, during the relevant period (for the purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next annual general meeting, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the company in general meeting) be and is hereby generally and unconditionally approved resolution b. The aggregate nominal amount of shares of the company which the company may purchase pursuant to the approval in paragraph (a) of this resolution shall be less than 15pct of the aggregate nominal amount of the existing issued share-capital of the company at the date of this meeting, and such approval shall-be limited accordingly resolution c. The approval in paragraph (a) of this-resolution shall, where permitted by applicable laws and regulations and-subject to the limitation in paragraph (b) of this resolution, extend to-permit the purchase of shares of the company (i) by subsidiaries of the-company and (ii) pursuant to the terms of put warrants or financial-instruments having similar effect put warrants) whereby the company can be-required to purchase its own shares, provided that where put warrants are-issued or offered pursuant to a rights issue (as defined in resolution 8-above) the price which the company may pay for shares purchased on exercise-of put warrants shall not exceed 15pct more than the average of the market-quotations for the shares for a period of not more than 30 nor less than the-five dealing days falling one day prior to the date of any public-announcement by the company of the proposed issue of put warrants

	Management	For	For

GREAT EAGLE HOLDINGS LTD

Security	G4069C148	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	12-May-2011

ISIN	BMG4069C1486	Agenda	702899216 - Management

Item	Proposal	Type	Vote	For/Against Management

1

To receive and consider the audited consolidated Financial Statements of the Company and its subsidiaries for the year ended 31 December 2010 together with the Reports of the Directors and Independent Auditor thereon

		Management	For	For

2	To declare the payment of a Final Dividend (with scrip option) of HKD 38 cents per share	Management	For	For

3.i	To re-elect Mr. Cheng Hoi Chuen, Vincent as Director	Management	For	For

3.ii	To re-elect Mr. Lo Hong Sui, Vincent as Director	Management	For	For

3.iii	To re-elect Dr. Lo Ying Sui, Archie as Director; and	Management	For	For

3.iv	To re-elect Mr. Kan Tak Kwong as Director	Management	For	For

4	To fix the maximum number of Directors at 15 and authorise the Directors to appoint additional Directors up to such maximum number	Management	For	For

5	To fix a fee of HKD130,000 per annum as ordinary remuneration payable to each Director	Management	For	For

6	To re-appoint Messrs. Deloitte Touche Tohmatsu as Auditor and authorise the Board of Directors to fix the Auditor’s remuneration	Management	For	For

7	To give a general mandate to the Directors to repurchase shares not exceeding 10% of the issued share capital	Management	For	For

8	To give a general mandate to the Directors to allot, issue and deal with additional shares not exceeding 20% of the issued share capital	Management	For	For

9	To extend the general mandate granted to the Directors to allot, issue and deal with shares by the number of shares repurchased	Management	For	For

10	To approve the amendments to the Bye-laws of the Company	Management	For	For

SHIMAO PROPERTY HOLDINGS LIMITED

Security	G81043104	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	12-May-2011

ISIN	KYG810431042	Agenda	702929108 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and adopt the audited consolidated financial statements together with the reports of the directors and the auditor of the Company for the year ended 31 December 2010	Management	For	For

2	To declare the final dividend for the year ended 31 December 2010	Management	For	For

3.i	To re-elect Mr. Xu Younong as an executive director of the Company	Management	For	For

3.ii	To re-elect Ms. Yao Li as an executive director of the Company	Management	For	For

3.iii	To re-elect Mr. Tung Chi Shing as an executive director of the Company	Management	For	For

3.iv	To authorise the board of directors to fix the remuneration of Directors	Management	For	For

4	To re-appoint PricewaterhouseCoopers as auditor of the Company and to authorise the board of directors of the Company to fix their remuneration	Management	For	For

5	To grant a general mandate to the directors of the Company to issue shares in the Company	Management	For	For

6	To grant a general mandate to the directors of the Company to repurchase shares in the Company	Management	For	For

7	To extend the general mandate granted to the directors of the Company to issue shares by adding the number of shares repurchased	Management	For	For

EVERGRANDE REAL ESTATE GROUP LTD

Security	G3225A103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-May-2011

ISIN	KYG3225A1031	Agenda	703017928 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and adopt the audited consolidated financial statements and the reports of the directors of the Company (“Directors”) and the auditors for the year ended 31 December 2010	Management	For	For

2	To declare a final dividend of RMB0.1268 per share for the year ended 31 December 2010	Management	For	For

3a	To re-elect Mr. Hui Kai Yan as an executive Director	Management	For	For

3b	To re-elect Mr. Xia Haijun as an executive Director	Management	For	For

3c	To re-elect Mr. Lai Lixin as an executive Director	Management	For	For

3d	To re-elect Ms. He Miaoling as an executive Director	Management	For	For

4	To authorise the Board to fix the remuneration of the Directors	Management	For	For

5	To approve the re-appointment of PricewaterhouseCoopers as the auditors of the Company and to authorise the Board to fix their remuneration	Management	For	For

6	To approve the granting to the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company	Management	For	For

7	To approve the granting to the Directors the general and unconditional mandate to repurchase shares in the capital of the Company of up to 10% of the issued share capital of the Company	Management	For	For

8

To approve the extension of the authority granted to the Directors by Resolution 6 above by adding the number of shares repurchased pursuant to the authority granted to the Directors by Resolution 7 above

		Management	For	For

CHINA RES LD LTD

Security	G2108Y105	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	01-Jun-2011

ISIN	KYG2108Y1052	Agenda	703025634 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To receive and consider the audited Financial Statements and the Directors’ Report and the Independent Auditor’s Report for the year ended 31 December 2010	Management	For	For

2	To declare a final dividend of HK 21.5 cents per share for the year ended 31 December 2010	Management	For	For

3.1	To re-elect Mr. Wang Yin as Director	Management	For	For

3.2	To re-elect Mr. Yan Biao as Director	Management	For	For

3.3	To re-elect Mr. Ding Jiemin as Director	Management	For	For

3.4	To re-elect Mr. Shi Shanbo as Director	Management	For	For

3.5	To re-elect Mr. Wei Bin as Director	Management	For	For

3.6	To re-elect Dr. Zhang Haipeng as Director	Management	For	For

3.7	To re-elect Mr. Yan Y. Andrew as Director	Management	For	For

3.8	To re-elect Mr. Ho Hin Ngai, Bosco as Director	Management	For	For

3.9	To fix the remuneration of the Directors	Management	For	For

4	To re-appoint Messrs. Deloitte Touche Tohmatsu as Auditor and authorise the Directors to fix their remuneration	Management	For	For

5	Ordinary Resolution in item No.5 of the Notice of Annual General Meeting. (To give a general mandate to the Directors to repurchase shares of the Company)	Management	For	For

6	Ordinary Resolution in item No.6 of the Notice of Annual General Meeting. (To give a general mandate to the Directors to issue new shares of the Company)	Management	For	For

7	Ordinary Resolution in item No.7 of the Notice of Annual General Meeting. (To extend the general mandate to be given to the Directors to issue new shares)	Management	For	For

ASCENDAS REAL ESTATE INVESTMENT TRUST

Security	Y0205X103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	28-Jun-2011

ISIN	SG1M77906915	Agenda	703148660 - Management

Item	Proposal	Type	Vote	For/Against Management

1

That: (i) approval be and is hereby given to amend A-REIT’s trust deed dated 9 October 2002 constituting A-REIT (as amended) (the “Trust Deed”) with the Performance Fee Supplement (as defined in the circular to unitholders of A-REIT (“Unitholders”) dated 6 June 2011 (the “Circular”)) as set out in Appendix A of the Circular; and (ii) Ascendas Funds Management (S) Limited, as manager of A-REIT (the “Manager”), any director of the manager of A-REIT (the “Directors”) and HSBC Institutional Trust Services (Singapore) Limited, as trustee of A-REIT (the “Trustee”) be and are hereby severally authorised to complete and do all such acts and things (including executing all such documents as may be required) as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of A-REIT to give effect to the Performance Fee Supplement and the-amendment to the Trust Deed

		Management	For	For

ASCENDAS REAL ESTATE INVESTMENT TRUST

Security	Y0205X103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	28-Jun-2011

ISIN	SG1M77906915	Agenda	703148747 - Management

Item	Proposal	Type	Vote	For/Against Management

1

To receive and adopt the Report of HSBC Institutional Trust Services (Singapore) Limited (as trustee of A-REIT) (the “Trustee”), the Statement by Ascendas Funds Management (S) Limited (as manager of A-REIT) (the “Manager”), and the Audited Financial Statements of A-REIT for the financial year ended 31 March 2011 and the Auditors’ Report thereon

		Management	For	For

2	To re-appoint KPMG LLP as Auditors of A-REIT to hold office until the conclusion of the next AGM of A-REIT, and to authorise the Manager to fix their remuneration	Management	For	For

3

That authority be and is hereby given to the Manager, or, as the case may be, the Trustee, to: (a) (i) issue units in A-REIT (“Units”) whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, “Instruments”, and each, an “Instrument”) that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such purposes and to such persons as the Manager may in its absolute discretion deem fit; and (b) issue Units in pursuance of any Instrument made or granted by the Manager while this Resolution was in force (notwithstanding that the authority conferred by this Resolution may have ceased to be in force at the time-such Units are issued), provided that: (A) the aggregate number of Units to-be issued pursuant to this Resolution (including Units to be issued in-pursuance of Instruments made or granted pursuant to this Resolution) shall-not exceed fifty per cent. (50%) of the total number of issued Units-(excluding treasury Units, if any) (as calculated in accordance with-sub-paragraph (B) below), of which the aggregate number of Units to be issued-other than on a pro rata basis to Unitholders shall not exceed twenty per-cent. (20%) of the total number of issued Units (excluding treasury Units, if-any) (as calculated in accordance with sub-paragraph (B) below); (B) subject-to such manner of calculation as may be prescribed by Singapore Exchange-Securities Trading Limited (the “SGX-ST”) for the purpose of determining the-aggregate number of Units that may be issued under sub-paragraph (A) above,-the total number of issued Units (excluding treasury Units, if any) shall be-based on the number of issued Units (excluding treasury Units, if any) at the-time this Resolution is passed, after adjusting for: (a)any new Units arising-from the conversion or exercise of any Instruments which are outstanding at-the time this Resolution is passed; and (b)any subsequent bonus issue,-consolidation or subdivision of Units; (C)in exercising the authority-conferred by this Resolution, the Manager shall comply with the provisions of-the Listing Manual of the SGX-ST for the time being in force (unless such-compliance has been waived by the SGX-ST) and the trust deed constituting-

		Management	For	For

A-REIT (as amended) (the “Trust Deed”) for the time being in force-(unless otherwise exempted or waived by the Monetary Authority of Singapore);-(D) (unless revoked or varied by the Unitholders in a general meeting) the-authority conferred by this Resolution shall continue in force until (i) the-conclusion of the next AGM of A-REIT or (ii) the date by which the next AGM-of A-REIT is required by applicable regulations to be held, whichever is-earlier; (E) where the terms of the issue of the Instruments provide for-adjustment to the number of Instruments or Units into which the Instruments-may be converted, in the event of rights, bonus or other capitalisation-issues or any other events, the Manager is authorised to issue additional-Instruments or Units pursuant to such adjustment notwithstanding that the-authority conferred by this Resolution may have ceased to be in force at the time-the Instruments or Units are issued; and (F) the Manager and the Trustee be-and are hereby severally authorised to complete and do all such acts and-things (including executing all such documents as may be required) as the-Manager or, as the case may be, the Trustee may consider expedient or-necessary or in the interest of A-REIT to give effect to the authority-conferred by this Resolution

MITSUI FUDOSAN CO.,LTD.

Security	J4509L101	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Jun-2011

ISIN	JP3893200000	Agenda	703142341 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve Appropriation of Retained Earnings	Management	For	For

2.1	Appoint a Director	Management	For	For

2.2	Appoint a Director	Management	For	For

2.3	Appoint a Director	Management	For	For

2.4	Appoint a Director	Management	For	For

2.5	Appoint a Director	Management	For	For

2.6	Appoint a Director	Management	For	For

2.7	Appoint a Director	Management	For	For

2.8	Appoint a Director	Management	For	For

2.9	Appoint a Director	Management	For	For

2.10	Appoint a Director	Management	For	For

2.11	Appoint a Director	Management	For	For

2.12	Appoint a Director	Management	For	For

2.13	Appoint a Director	Management	For	For

3.1	Appoint a Corporate Auditor	Management	For	For

3.2	Appoint a Corporate Auditor	Management	For	For

3.3	Appoint a Corporate Auditor	Management	For	For

4.	Approve Payment of Bonuses to Directors	Management	For	For

MITSUBISHI ESTATE COMPANY,LIMITED

Security	J43916113	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Jun-2011

ISIN	JP3899600005	Agenda	703142353 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve Appropriation of Retained Earnings	Management	For	For

2.1	Appoint a Director	Management	For	For

2.2	Appoint a Director	Management	For	For

2.3	Appoint a Director	Management	For	For

2.4	Appoint a Director	Management	For	For

2.5	Appoint a Director	Management	For	For

2.6	Appoint a Director	Management	For	For

2.7	Appoint a Director	Management	For	For

2.8	Appoint a Director	Management	For	For

2.9	Appoint a Director	Management	For	For

2.10	Appoint a Director	Management	For	For

2.11	Appoint a Director	Management	For	For

2.12	Appoint a Director	Management	For	For

2.13	Appoint a Director	Management	For	For

2.14	Appoint a Director	Management	For	For

3.	Appoint a Corporate Auditor	Management	For	For

SUMITOMO REALTY & DEVELOPMENT CO.,LTD.

Security	J77841112	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Jun-2011

ISIN	JP3409000001	Agenda	703143381 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Approve Appropriation of Retained Earnings	Management	For	For

2.1	Appoint a Director	Management	For	For

2.2	Appoint a Director	Management	For	For

2.3	Appoint a Director	Management	For	For

2.4	Appoint a Director	Management	For	For

2.5	Appoint a Director	Management	For	For

2.6	Appoint a Director	Management	For	For

2.7	Appoint a Director	Management	For	For

2.8	Appoint a Director	Management	For	For

2.9	Appoint a Director	Management	For	For

3	Appoint a Corporate Auditor	Management	For	For

NEW WORLD DEV LTD

Security	Y63084126	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	29-Jun-2011

ISIN	HK0017000149	Agenda	703161707 - Management

Item	Proposal	Type	Vote	For/Against Management

1	To consider and approve the master services agreement dated 19 May 2011 entered into between the Company and Mr. Doo Wai-Hoi, William	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Asia Pacific Real Estate Fund

/s/ Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 17, 2011